UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2001

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			August 2, 2001


Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		35

Form 13F Information Table Value Total:		855,879





List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
<Page


NAME OF ISSUER				TITLE OF	CUSIP	     VALUE	     SHARES     SH/	INV.   OTHER    VOTING AUTH
						CLASS		           X1000			    PRN	DISC    MGR	   SOLE   SHR NONE

Activision, Inc.                       COMM    004930202     56979      1,451,70   SH     SOLE          1,451,700
American Power Conversion              COMM    029066107     17849      1,133,30   SH     SOLE          1,133,300
Apache Corporation                     COMM    037411105     19305       380,400   SH     SOLE            380,400
Archstone Communities Trust            COMM    039581103     32826      1,273,30   SH     SOLE          1,273,300
Arden Realty, Inc.                     COMM    039793104     18033       675,400   SH     SOLE            675,400
AutoImmune Inc.                        COMM    052776101      4171      1,042,80   SH     SOLE          1,042,800
Berkshire Hathaway Inc. Class B        COMM  084670108(A)    53344        23,193   SH     SOLE             23,193
Cityscape Financial Corp.              COMM    17878A100                  10,750   SH     SOLE             10,750
Electronic Arts                        COMM    285512109      8355       144,300   SH     SOLE            144,300
Electronics Boutique Holdings Corp.    COMM    286045109     34858      1,097,90   SH     SOLE          1,097,900
Gillette Company                       COMM    375766102     78163      2,696,20   SH     SOLE          2,696,200
Grey Wolf, Inc.                        COMM    397888108      7088      1,772,10   SH     SOLE          1,772,100
Household International, Inc.          COMM    441815107     39593       593,600   SH     SOLE            593,600
Hutchinson Technologies                COMM    448407106     17438       915,400   SH     SOLE            915,400
Il Fornaio America Corp.               COMM    451926109     16826      1,463,10   SH     SOLE          1,463,100
Informix Corporation(Ascential
 Software)                             COMM    04362p108      2758       472,300   SH     SOLE            472,300
Jupiter Media Metrix, Inc.             COMM    48206u104      1760      1,364,40   SH     SOLE          1,364,400
Martek Biosciences Corporation         COMM    572901106     52657      1,847,60   SH     SOLE          1,847,609
Mitchell Energy & Development Corp.    COMM    606592202     19898       427,000   SH     SOLE            427,000
Neose Technologies                     COMM    640522108     28953       643,400   SH     SOLE            643,400
Network Associates Inc.                COMM    640938106      8478       681,000   SH     SOLE            681,000
Noble Drilling Corp.                   COMM    655042109     30209       922,400   SH     SOLE            922,400
Persistence Software, Inc.             COMM    715329108       876      1,824,00   SH     SOLE          1,824,000
Phillip Morris                         COMM    718154107     52198      1,054,50   SH     SOLE          1,054,500
PYR Energy Corporation                 COMM    693677106     14803      2,084,90   SH     SOLE          2,084,900
Qualcomm, Inc.                         COMM    747525103     21176       362,100   SH     SOLE            362,100
RadioShack Corporation                 COMM    750438103     26230       860,000   SH     SOLE            860,000
Santa Fe Int'l. Corporation            COMM    7805C1087     15748       527,400   SH     SOLE            527,400
Sirius Satellite Radio Inc.            COMM    82966U103      6150       543,800   SH     SOLE            543,800
Starbucks                              COMM    855244109     15212       661,400   SH     SOLE            661,400
Texaco, Inc.                           COMM    881694103     39063       586,000   SH     SOLE            586,000
THQ, Inc.                              COMM    872443403      6673       111,900   SH     SOLE            111,900
Tosco Corporation                      COMM    891490302     62586      1,420,80   SH     SOLE          1,420,800
Transocean Sedco Forex Inc.            COMM    900781090     26606       645,000   SH     SOLE            645,000
Valero Energy Corporation              COMM    91913y100     19015       517,000   SH     SOLE            517,000


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